STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net Income/(Loss)	$ (442,996)	$ (143,425)	$ (428,458)	$ 94,115
Adjustment to reconcile net loss from operations:
Accounts receivable, net	(138,543)	(336,627)	345,929	(23,372)
Prepaid insurance	(55,577)	26,795	(2,945)	(32,949)
Accounts payable	(6,475)	311,438	343,172	33,742
Accrued Interest	21,300		49,035
Accrued Payroll			79,402	75,693
Payroll liability - Pension	(172,385)	(184,047)	(162,614)	77,237
Net Cash (Used)/provided in Operating Activities	(786,341)	(314,771)	223,521	224,466
Cash Flows (Used)/Provided from Investing Activities
Purchase of fixed assets			(6,043)	(24,552)
Building improvements			(224,132)
Depreciation	8,334	11,094	42,927	52,273
Operating lease liability			(79,358)
Net Cash Used by Investing Activities	3,023	(306,511)	(266,606)	27,721
Cash (Used)/Provided from Financing Activities
Secure Transportation vehicle loan				21,500
Purchase of Shell Corporations - AGSS				(500,000)
Payment for Shareholder buyout			(686,990.00)
Loan principle payments	(18,399)	(220,436)	(180,298)	(227,097)
Owner distributions			(62,824)	(473,238)
Operating lease asset			71,049
Net Cash Provided by Financing Activities		(12,137)	(859,063)	(1,178,835)
Net Increase (Decrease) in Cash	(783,318)	(633,420)	(902,148)	(926,648)
Cash at Beginning of Period	1,227,653	2,129,801	2,129,801	3,056,449
Cash at End of Period			1,227,653	2,129,801
Supplemental Cash Flow Information:
Income Taxes Paid			10,350	33,923
Interest Paid	40,922	11,653	105,826	$ 59,439
Supplemental disclosure of non-cash financing activities:
Shareholder Loan			3,384,950
Operating leases - right of use asset	302,695		302,695
Operating leases - lease liability	$ 294,387		$ 294,387